Share capital and reserves - Fair value of the derivative warrant liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share capital and reserves
Risk-free interest rate	3.47%	3.25%	2.81%
Expected volatility	100.00%	100.00%	100.00%
Non-current derivative financial liabilities		$ 531,000
Transaction cost on derivative warrant liability, reclassified from financing activity into operating activity			$ 797,598
Derivative Warrant Liabilities
Share capital and reserves
Share price	$ 1.13	$ 2.31	$ 7.29
Risk-free interest rate	2.92%		3.55%
Dividend yield	0.00%	0.00%	0.00%
Expected volatility		100.00%	100.00%
Derivative Warrant Liabilities | Maximum
Share capital and reserves
Risk-free interest rate		3.91%
Expected volatility	134.00%
Remaining term (in years)	2 years 9 months 18 days	3 years 9 months 18 days	4 years 9 months 18 days
Derivative Warrant Liabilities | Minimum
Share capital and reserves
Risk-free interest rate	2.92%	3.25%
Expected volatility	94.00%
Remaining term (in years)	1 year 1 month 6 days	2 years 1 month 6 days	3 years 9 months 18 days